DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair values of derivative instruments

December 31, 2013
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	351,523	475,973

December 31, 2014
Other
	Other Assets	Current
	- Current	Liabilities
	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	1,849,448	487,780

Schedule of amounts related to derivative instruments affecting the Company's consolidated statements of operations

	Amount of gain on
	Derivatives
	Recognized in Income			Location of gain
	Year Ended December 31			Recognized in
Derivative Type	2012	2013	2014	Income on Derivatives
	$	$	$
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	8,541,721	2,180,418	3,422,052	Derivatives gain